Distribution Date:	12/15/23	BBCMS Mortgage Trust 2022-C14
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2022-C14

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Daniel Vinson		daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-15		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-18
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19
		Special Servicer	K-Star Asset Management LLC
Historical Detail	20
			Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Delinquency Loan Detail	21		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336AAA5	1.727000%	35,295,000.00	23,368,267.87	606,469.59	33,630.83	0.00	0.00	640,100.42	22,761,798.28	30.41%	30.00%
A-2	07336AAB3	2.938000%	99,000,000.00	99,000,000.00	0.00	242,385.00	0.00	0.00	242,385.00	99,000,000.00	30.41%	30.00%
A-3	07336AAC1	2.966000%	50,000,000.00	50,000,000.00	0.00	123,583.33	0.00	0.00	123,583.33	50,000,000.00	30.41%	30.00%
A-4	07336AAD9	2.692000%	160,000,000.00	160,000,000.00	0.00	358,933.33	0.00	0.00	358,933.33	160,000,000.00	30.41%	30.00%
A-5	07336AAE7	2.946000%	258,250,000.00	258,250,000.00	0.00	634,003.75	0.00	0.00	634,003.75	258,250,000.00	30.41%	30.00%
A-SB	07336AAF4	2.901000%	46,212,000.00	46,212,000.00	0.00	111,717.51	0.00	0.00	111,717.51	46,212,000.00	30.41%	30.00%
A-S	07336AAJ6	3.350000%	97,314,000.00	97,314,000.00	0.00	271,668.25	0.00	0.00	271,668.25	97,314,000.00	19.77%	19.50%
B	07336AAK3	3.147000%	41,706,000.00	41,706,000.00	0.00	109,373.98	0.00	0.00	109,373.98	41,706,000.00	15.21%	15.00%
C	07336AAL1	3.345000%	27,803,000.00	27,803,000.00	0.00	77,500.86	0.00	0.00	77,500.86	27,803,000.00	12.16%	12.00%
D	07336AAP2	2.000000%	12,512,000.00	12,512,000.00	0.00	20,853.33	0.00	0.00	20,853.33	12,512,000.00	10.80%	10.65%
E-RR	07336AAS6	3.551456%	21,085,000.00	21,085,000.00	0.00	62,402.04	0.00	0.00	62,402.04	21,085,000.00	8.49%	8.38%
F-RR	07336AAU1	3.551456%	17,377,000.00	17,377,000.00	0.00	51,428.04	0.00	0.00	51,428.04	17,377,000.00	6.59%	6.50%
G-RR	07336AAW7	3.551456%	10,427,000.00	10,427,000.00	0.00	30,859.19	0.00	0.00	30,859.19	10,427,000.00	5.45%	5.38%
H-RR	07336AAY3	3.551456%	9,268,000.00	9,268,000.00	0.00	27,429.08	0.00	0.00	27,429.08	9,268,000.00	4.43%	4.38%
J-RR	07336ABA4	3.551456%	9,268,000.00	9,268,000.00	0.00	27,429.08	0.00	0.00	27,429.08	9,268,000.00	3.42%	3.38%
K-RR*	07336ABC0	3.551456%	31,279,553.00	31,279,553.00	0.00	92,402.86	0.00	0.00	92,402.86	31,279,553.00	0.00%	0.00%
R	07336ABF3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	07336ABE6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			926,796,553.00	914,869,820.87	606,469.59	2,275,600.46	0.00	0.00	2,882,070.05	914,263,351.28

X-A	07336AAG2	0.716942%	648,757,000.00	636,830,267.87	0.00	380,475.16	0.00	0.00	380,475.16	636,223,798.28
X-B	07336AAH0	0.253040%	166,823,000.00	166,823,000.00	0.00	35,177.36	0.00	0.00	35,177.36	166,823,000.00
X-D	07336AAM9	1.551456%	12,512,000.00	12,512,000.00	0.00	16,176.51	0.00	0.00	16,176.51	12,512,000.00
Notional SubTotal			828,092,000.00	816,165,267.87	0.00	431,829.03	0.00	0.00	431,829.03	815,558,798.28

Deal Distribution Total					606,469.59	2,707,429.49	0.00	0.00	3,313,899.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336AAA5	662.08437087	17.18287548	0.95284970	0.00000000	0.00000000	0.00000000	0.00000000	18.13572517	644.90149540
A-2	07336AAB3	1,000.00000000	0.00000000	2.44833333	0.00000000	0.00000000	0.00000000	0.00000000	2.44833333	1,000.00000000
A-3	07336AAC1	1,000.00000000	0.00000000	2.47166660	0.00000000	0.00000000	0.00000000	0.00000000	2.47166660	1,000.00000000
A-4	07336AAD9	1,000.00000000	0.00000000	2.24333331	0.00000000	0.00000000	0.00000000	0.00000000	2.24333331	1,000.00000000
A-5	07336AAE7	1,000.00000000	0.00000000	2.45500000	0.00000000	0.00000000	0.00000000	0.00000000	2.45500000	1,000.00000000
A-SB	07336AAF4	1,000.00000000	0.00000000	2.41750000	0.00000000	0.00000000	0.00000000	0.00000000	2.41750000	1,000.00000000
A-S	07336AAJ6	1,000.00000000	0.00000000	2.79166667	0.00000000	0.00000000	0.00000000	0.00000000	2.79166667	1,000.00000000
B	07336AAK3	1,000.00000000	0.00000000	2.62249988	0.00000000	0.00000000	0.00000000	0.00000000	2.62249988	1,000.00000000
C	07336AAL1	1,000.00000000	0.00000000	2.78749991	0.00000000	0.00000000	0.00000000	0.00000000	2.78749991	1,000.00000000
D	07336AAP2	1,000.00000000	0.00000000	1.66666640	0.00000000	0.00000000	0.00000000	0.00000000	1.66666640	1,000.00000000
E-RR	07336AAS6	1,000.00000000	0.00000000	2.95954660	0.00000000	0.00000000	0.00000000	0.00000000	2.95954660	1,000.00000000
F-RR	07336AAU1	1,000.00000000	0.00000000	2.95954653	0.00000000	0.00000000	0.00000000	0.00000000	2.95954653	1,000.00000000
G-RR	07336AAW7	1,000.00000000	0.00000000	2.95954637	0.00000000	0.00000000	0.00000000	0.00000000	2.95954637	1,000.00000000
H-RR	07336AAY3	1,000.00000000	0.00000000	2.95954683	0.00000000	0.00000000	0.00000000	0.00000000	2.95954683	1,000.00000000
J-RR	07336ABA4	1,000.00000000	0.00000000	2.95954683	0.00000000	0.00000000	0.00000000	0.00000000	2.95954683	1,000.00000000
K-RR	07336ABC0	1,000.00000000	0.00000000	2.95409784	0.00544893	0.20575997	0.00000000	0.00000000	2.95409784	1,000.00000000
R	07336ABF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	07336ABE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336AAG2	981.61602552	0.00000000	0.58646791	0.00000000	0.00000000	0.00000000	0.00000000	0.58646791	980.68120772
X-B	07336AAH0	1,000.00000000	0.00000000	0.21086637	0.00000000	0.00000000	0.00000000	0.00000000	0.21086637	1,000.00000000
X-D	07336AAM9	1,000.00000000	0.00000000	1.29287964	0.00000000	0.00000000	0.00000000	0.00000000	1.29287964	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/23 - 11/30/23	30	0.00	33,630.83	0.00	33,630.83	0.00	0.00	0.00	33,630.83	0.00
A-2	11/01/23 - 11/30/23	30	0.00	242,385.00	0.00	242,385.00	0.00	0.00	0.00	242,385.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	123,583.33	0.00	123,583.33	0.00	0.00	0.00	123,583.33	0.00
A-4	11/01/23 - 11/30/23	30	0.00	358,933.33	0.00	358,933.33	0.00	0.00	0.00	358,933.33	0.00
A-5	11/01/23 - 11/30/23	30	0.00	634,003.75	0.00	634,003.75	0.00	0.00	0.00	634,003.75	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	111,717.51	0.00	111,717.51	0.00	0.00	0.00	111,717.51	0.00
X-A	11/01/23 - 11/30/23	30	0.00	380,475.16	0.00	380,475.16	0.00	0.00	0.00	380,475.16	0.00
X-B	11/01/23 - 11/30/23	30	0.00	35,177.36	0.00	35,177.36	0.00	0.00	0.00	35,177.36	0.00
X-D	11/01/23 - 11/30/23	30	0.00	16,176.51	0.00	16,176.51	0.00	0.00	0.00	16,176.51	0.00
A-S	11/01/23 - 11/30/23	30	0.00	271,668.25	0.00	271,668.25	0.00	0.00	0.00	271,668.25	0.00
B	11/01/23 - 11/30/23	30	0.00	109,373.98	0.00	109,373.98	0.00	0.00	0.00	109,373.98	0.00
C	11/01/23 - 11/30/23	30	0.00	77,500.86	0.00	77,500.86	0.00	0.00	0.00	77,500.86	0.00
D	11/01/23 - 11/30/23	30	0.00	20,853.33	0.00	20,853.33	0.00	0.00	0.00	20,853.33	0.00
E-RR	11/01/23 - 11/30/23	30	0.00	62,402.04	0.00	62,402.04	0.00	0.00	0.00	62,402.04	0.00
F-RR	11/01/23 - 11/30/23	30	0.00	51,428.04	0.00	51,428.04	0.00	0.00	0.00	51,428.04	0.00
G-RR	11/01/23 - 11/30/23	30	0.00	30,859.19	0.00	30,859.19	0.00	0.00	0.00	30,859.19	0.00
H-RR	11/01/23 - 11/30/23	30	0.00	27,429.08	0.00	27,429.08	0.00	0.00	0.00	27,429.08	0.00
J-RR	11/01/23 - 11/30/23	30	0.00	27,429.08	0.00	27,429.08	0.00	0.00	0.00	27,429.08	0.00
K-RR	11/01/23 - 11/30/23	30	6,247.15	92,573.30	0.00	92,573.30	170.44	0.00	0.00	92,402.86	6,436.08
Totals			6,247.15	2,707,599.93	0.00	2,707,599.93	170.44	0.00	0.00	2,707,429.49	6,436.08

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,313,899.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,719,021.00	Master Servicing Fee	3,522.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,839.63
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	381.20
ARD Interest	0.00	Operating Advisor Fee	1,181.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,719,021.00	Total Fees	11,421.02

Principal		Expenses/Reimbursements
Scheduled Principal	606,469.59	Reimbursement for Interest on Advances	170.44
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	606,469.59	Total Expenses/Reimbursements	170.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,707,429.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	606,469.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,313,899.08
Total Funds Collected	3,325,490.59	Total Funds Distributed	3,325,490.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	914,869,821.65	914,869,821.65	Beginning Certificate Balance	914,869,820.87
(-) Scheduled Principal Collections	606,469.59	606,469.59	(-) Principal Distributions	606,469.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	914,263,352.06	914,263,352.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	914,869,821.65	914,869,821.65	Ending Certificate Balance	914,263,351.28
Ending Actual Collateral Balance	914,263,352.06	914,263,352.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	7	28,663,595.69	3.14%	97	3.7846	2.335707	1.59 or less	11	180,770,862.44	19.77%	96	3.8674	1.422931
5,000,000 to 9,999,999	23	157,898,125.39	17.27%	92	4.1071	2.111934	1.60 to 1.69	7	91,857,067.27	10.05%	96	3.8402	1.641107
10,000,000 to 19,999,999	12	163,162,640.42	17.85%	91	3.8131	2.080632	1.70 to 1.79	4	56,358,542.10	6.16%	97	4.0802	1.743422
20,000,000 to 29,999,999	10	227,199,019.12	24.85%	96	3.6258	2.397261	1.80 to 1.89	4	52,573,595.69	5.75%	96	4.1081	1.825961
30,000,000 to 39,999,999	5	177,339,971.44	19.40%	86	3.5265	2.083871	1.90 to 1.99	2	13,400,000.00	1.47%	73	4.9155	1.949403
40,000,000 to 69,999,999	2	90,000,000.00	9.84%	50	2.7487	3.558889	2.00 to 2.49	15	136,677,866.69	14.95%	93	3.7801	2.237650
70,000,000 or greater	1	70,000,000.00	7.66%	96	2.6405	3.520000	2.50 to 2.99	8	174,172,088.83	19.05%	71	2.9129	2.829653
Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071	3.00 to 3.99	6	131,100,000.00	14.34%	89	3.1276	3.340290
							4.00 or greater	3	77,353,329.04	8.46%	75	3.3978	4.600538
							Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	6	15,380,000.00	1.68%	97	3.7930	1.450000	Totals	83	914,263,352.06	100.00%	88	3.5663	2.429071
California	8	186,605,000.00	20.41%	74	2.9043	3.275114
									Property Type³
Colorado	1	5,310,000.00	0.58%	97	4.1400	2.140000
Florida	8	84,829,207.07	9.28%	92	4.0897	2.023171		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	12,771,564.94	1.40%	97	3.3267	2.275554		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	67,886,441.40	7.43%	97	4.0113	1.875392	Industrial	7	145,022,157.89	15.86%	97	3.8274	1.954083
Indiana	2	56,631,848.07	6.19%	96	3.8061	1.437594	Lodging	4	46,217,776.19	5.06%	94	4.1299	3.991644
Iowa	1	3,750,000.00	0.41%	97	4.4800	2.000000	Mixed Use	4	40,500,000.00	4.43%	64	3.9592	2.410469
Kentucky	2	11,196,301.75	1.22%	82	4.1285	2.194982	Mobile Home Park	3	5,673,028.79	0.62%	97	4.5300	1.340000
Louisiana	1	8,304,059.20	0.91%	97	3.8300	0.910000	Multi-Family	13	137,650,000.00	15.06%	96	3.8878	1.795365
Maryland	1	5,250,000.00	0.57%	97	3.6700	2.120000	Office	13	338,369,525.98	37.01%	78	3.0084	2.874041
Michigan	4	16,018,406.02	1.75%	97	3.8140	2.385298	Retail	23	122,843,715.19	13.44%	97	3.8123	2.116664
New Jersey	1	5,200,000.00	0.57%	36	4.5300	1.980000	Self Storage	16	77,987,148.02	8.53%	93	3.9380	2.155173
New York	13	135,868,145.40	14.86%	97	3.8824	1.752378	Totals	83	914,263,352.06	100.00%	88	3.5663	2.429071
North Carolina	1	5,350,000.00	0.59%	97	4.5400	1.780000
Ohio	4	23,979,622.77	2.62%	55	3.9714	2.978550
Pennsylvania	2	16,483,998.42	1.80%	97	3.8212	1.712559
Tennessee	3	17,004,276.97	1.86%	97	3.2100	2.700000
Texas	7	67,798,613.10	7.42%	97	3.8873	2.426720
Utah	1	7,500,000.00	0.82%	96	3.4300	3.050000
Virginia	2	25,320,866.95	2.77%	96	3.6283	1.732931
Washington	2	50,000,000.00	5.47%	62	2.9520	4.110000
Washington, DC	3	68,600,000.00	7.50%	94	3.0592	2.819854
West Virginia	1	13,125,000.00	1.44%	96	3.4560	2.480000
Wisconsin	1	4,100,000.00	0.45%	97	3.3360	2.770000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	8	282,329,653.77	30.88%	75	2.8028	3.214533	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	17	234,158,633.21	25.61%	96	3.5966	2.071339	13 months to 24 months	53	773,050,841.81	84.55%	88	3.5934	2.429801
	3.75000% to 3.99999%	16	159,543,568.02	17.45%	91	3.8650	2.386121	25 months or greater	7	141,212,510.25	15.45%	86	3.4177	2.425073
	4.00000% to 4.24999%	10	182,839,778.29	20.00%	97	4.0996	1.741886	Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071
	4.25000% to 4.49999%	2	10,546,301.75	1.15%	81	4.4085	2.161106
	4.50000% to 4.74999%	4	23,742,087.98	2.60%	84	4.5576	1.528650
	4.75000% or greater	3	21,103,329.04	2.31%	81	5.0278	3.315563
	Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	83 months or less	7	154,046,301.75	16.85%	46	3.0281	3.243435	Interest Only	35	581,849,000.00	63.64%	83	3.3835	2.793043
84 months to 115 months		53	760,217,050.31	83.15%	96	3.6753	2.264053	273 months or less	2	46,028,149.82	5.03%	92	3.8329	1.499937
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	274 months to 355 months	23	286,386,202.24	31.32%	97	3.8947	1.838923
	Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	205,564,000.00	22.48%	87	3.4724	2.753511			No outstanding loans in this group
	12 months or less	52	700,999,352.06	76.67%	88	3.5870	2.340951
	13 months to 24 months	1	7,700,000.00	0.84%	96	4.1910	1.790000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	914,263,352.06	100.00%	88	3.5663	2.429071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A3	30320694	OF	San Jose	CA	Actual/360	2.494%	83,150.00	0.00	0.00	12/06/26	04/06/32	--	40,000,000.00	40,000,000.00	12/06/23
1A4	30320695				Actual/360	2.494%	62,362.50	0.00	0.00	12/06/26	04/06/32	--	30,000,000.00	30,000,000.00	12/06/23
2A1	30320696	OF	Los Angeles	CA	Actual/360	2.640%	154,029.17	0.00	0.00	N/A	12/06/31	--	70,000,000.00	70,000,000.00	12/06/23
3A2	30320700	OF	Washington	DC	Actual/360	3.002%	87,572.92	0.00	0.00	N/A	10/01/31	--	35,000,000.00	35,000,000.00	12/01/23
3A3	30320701				Actual/360	3.002%	62,552.08	0.00	0.00	N/A	10/01/31	--	25,000,000.00	25,000,000.00	12/01/23
4	30320702	IN	Chicago	IL	Actual/360	4.025%	114,586.64	54,354.36	0.00	N/A	01/06/32	--	34,162,477.73	34,108,123.37	12/06/23
5	30320703	IN	Chicago	IL	Actual/360	4.025%	60,801.08	28,841.08	0.00	N/A	01/06/32	--	18,127,029.11	18,098,188.03	12/06/23
6A1-1	30320704	OF	Bellevue	WA	Actual/360	2.952%	123,000.00	0.00	0.00	N/A	02/06/29	--	50,000,000.00	50,000,000.00	12/06/23
7	30320705	IN	Jeffersonville	IN	Actual/360	3.740%	122,879.41	194,700.04	0.00	N/A	12/06/31	--	39,426,548.11	39,231,848.07	12/06/23
8	30320706	MF	Bronx	NY	Actual/360	4.140%	134,550.00	0.00	0.00	N/A	12/06/31	--	39,000,000.00	39,000,000.00	12/06/23
9A1	30508418	IN	Brownsville	TX	Actual/360	3.683%	61,383.33	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	12/06/23
9A2	30508419				Actual/360	3.683%	39,899.17	0.00	0.00	N/A	02/06/32	--	13,000,000.00	13,000,000.00	12/06/23
10	30320709	Various Various		Various	Actual/360	4.140%	102,120.00	0.00	0.00	N/A	01/06/32	--	29,600,000.00	29,600,000.00	12/06/23
11	30507939	OF	Jacksonville	FL	Actual/360	3.587%	78,201.34	45,377.06	0.00	N/A	10/05/31	--	26,161,585.56	26,116,208.50	12/05/23
12	30320711	MF	Brooklyn	NY	Actual/360	3.663%	70,808.33	0.00	0.00	N/A	11/01/31	--	23,200,000.00	23,200,000.00	12/01/23
13A1	30320712	OF	Herndon	VA	Actual/360	3.600%	63,640.14	36,381.84	0.00	N/A	12/06/31	--	21,213,378.79	21,176,996.95	12/06/23
14	30320714	SS	Various	Various	Actual/360	3.210%	55,743.27	50,516.80	0.00	N/A	01/01/32	--	20,838,605.63	20,788,088.83	12/01/23
15	30320715	OF	Miami	FL	Actual/360	4.035%	70,110.46	32,968.13	0.00	N/A	02/01/32	--	20,850,692.97	20,817,724.84	12/01/23
16	30320716	MF	New York	NY	Actual/360	3.360%	57,400.00	0.00	0.00	N/A	01/01/32	--	20,500,000.00	20,500,000.00	12/01/23
17	30320717	LO	San Luis Obispo	CA	Actual/360	3.901%	65,016.67	0.00	0.00	N/A	02/01/32	--	20,000,000.00	20,000,000.00	12/01/23
18	30320718	MF	Indianapolis	IN	Actual/360	3.955%	57,347.50	0.00	0.00	N/A	12/06/31	--	17,400,000.00	17,400,000.00	12/06/23
19	30508095	MU	Reynoldsburg	OH	Actual/360	3.904%	53,680.00	0.00	0.00	N/A	11/05/26	--	16,500,000.00	16,500,000.00	12/05/23
20	30320720	SS	Various	AL	Actual/360	3.793%	48,613.62	0.00	0.00	N/A	01/06/32	--	15,380,000.00	15,380,000.00	12/06/23
21	30320721	MU	Brooklyn	NY	Actual/360	3.791%	41,858.96	0.00	0.00	N/A	02/01/32	--	13,250,000.00	13,250,000.00	12/01/23
22	30320722	RT	Martinsburg	WV	Actual/360	3.456%	37,800.00	0.00	0.00	N/A	12/06/31	--	13,125,000.00	13,125,000.00	12/06/23
23	30320723	LO	Middletown	NY	Actual/360	3.808%	38,359.53	19,942.08	0.00	N/A	01/06/32	--	12,088,087.48	12,068,145.40	12/06/23
24	30320724	RT	Doraville	GA	Actual/360	3.240%	31,218.76	20,940.16	0.00	N/A	01/01/32	--	11,562,505.10	11,541,564.94	12/01/23
25	30508375	RT	Houston	TX	Actual/360	4.040%	37,819.69	17,828.32	0.00	N/A	01/06/32	--	11,233,570.37	11,215,742.05	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30508350	RT	Various	Various	Actual/360	3.773%	36,421.06	0.00	0.00	N/A	01/06/32	--	11,584,000.00	11,584,000.00	12/06/23
27	30320727	MF	Brooklyn	NY	Actual/360	4.190%	34,916.67	0.00	0.00	N/A	02/06/32	--	10,000,000.00	10,000,000.00	12/06/23
28	30320728	IN	King of Prussia	PA	Actual/360	3.925%	30,139.43	14,185.57	0.00	N/A	01/06/32	--	9,214,604.30	9,200,418.73	12/06/23
29	30320729	RT	Dunedin	FL	Actual/360	3.823%	27,422.10	14,164.72	0.00	N/A	01/06/32	--	8,607,513.72	8,593,349.00	12/06/23
30	30320730	OF	Washington	DC	Actual/360	3.455%	24,760.83	0.00	0.00	N/A	11/05/31	--	8,600,000.00	8,600,000.00	12/04/23
31	30320731	RT	Baton Rouge	LA	Actual/360	3.830%	26,547.43	13,671.91	0.00	N/A	01/01/32	--	8,317,731.11	8,304,059.20	12/01/23
32	30320732	SS	Lynn Haven	FL	Actual/360	5.160%	35,260.00	0.00	0.00	N/A	01/06/32	--	8,200,000.00	8,200,000.00	12/06/23
33	30320733	MF	Los Angeles	CA	Actual/360	3.535%	23,861.25	0.00	0.00	N/A	02/06/32	--	8,100,000.00	8,100,000.00	12/06/23
34	30320734	SS	Midlothian	TX	Actual/360	4.610%	28,927.40	10,848.87	0.00	N/A	01/06/32	--	7,529,908.06	7,519,059.19	12/06/23
35	30320735	SS	Livonia	MI	Actual/360	3.698%	23,728.83	0.00	0.00	N/A	01/06/32	--	7,700,000.00	7,700,000.00	12/06/23
36	30320736	MF	Los Banos	CA	Actual/360	4.191%	26,892.25	0.00	0.00	N/A	12/01/31	--	7,700,000.00	7,700,000.00	12/01/23
37	30320737	LO	Punta Gorda	FL	Actual/360	5.060%	31,047.92	9,813.47	0.00	N/A	01/06/32	--	7,363,142.51	7,353,329.04	12/06/23
38	30320738	IN	Norristown	PA	Actual/360	3.690%	22,434.75	12,273.93	0.00	N/A	01/06/32	--	7,295,853.62	7,283,579.69	12/06/23
39	30320739	SS	Ogden	UT	Actual/360	3.430%	21,437.50	0.00	0.00	N/A	12/06/31	--	7,500,000.00	7,500,000.00	12/06/23
40	30320740	MF	New York	NY	Actual/360	4.240%	25,793.33	0.00	0.00	N/A	02/06/32	--	7,300,000.00	7,300,000.00	12/06/23
41	30504414	LO	Florence	KY	Actual/360	4.369%	24,803.65	16,328.08	0.00	N/A	12/06/29	--	6,812,629.83	6,796,301.75	12/06/23
42	30320742	MH	Various	Various	Actual/360	4.530%	21,447.01	8,298.45	0.00	N/A	01/06/32	--	5,681,327.24	5,673,028.79	12/06/23
43	30320743	SS	Gulf Breeze	FL	Actual/360	4.790%	22,153.75	0.00	0.00	N/A	01/06/27	--	5,550,000.00	5,550,000.00	12/06/23
44	30320744	MU	Brooklyn	NY	Actual/360	3.990%	18,453.75	0.00	0.00	N/A	01/06/32	--	5,550,000.00	5,550,000.00	12/06/23
45	30320745	SS	Leland	NC	Actual/360	4.540%	20,240.83	0.00	0.00	N/A	01/06/32	--	5,350,000.00	5,350,000.00	12/06/23
46	30320746	RT	Waldorf	MD	Actual/360	3.670%	16,056.25	0.00	0.00	N/A	01/06/32	--	5,250,000.00	5,250,000.00	12/06/23
47	30320747	MU	Sicklerville	NJ	Actual/360	4.530%	19,630.00	0.00	0.00	N/A	12/06/26	--	5,200,000.00	5,200,000.00	12/06/23
48	30320748	RT	Ocoee	FL	Actual/360	3.655%	15,762.19	0.00	0.00	N/A	12/06/31	--	5,175,000.00	5,175,000.00	12/06/23
49	30320749	RT	Bronx	NY	Actual/360	4.200%	17,500.00	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	12/06/23
50	30320750	RT	Longview	TX	Actual/360	3.951%	16,462.50	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	12/06/23
51	30320751	RT	Fairlawn	OH	Actual/360	3.992%	16,101.07	0.00	0.00	N/A	02/06/32	--	4,840,000.00	4,840,000.00	12/06/23
52	30320752	MF	Cameron Park	CA	Actual/360	3.880%	14,388.33	0.00	0.00	N/A	01/06/32	--	4,450,000.00	4,450,000.00	12/06/23
53	30320753	RT	Frankfort	KY	Actual/360	3.757%	13,775.67	0.00	0.00	N/A	01/06/32	--	4,400,000.00	4,400,000.00	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	30320754	RT	Saint Clair Shores	MI	Actual/360	3.295%	11,257.92	0.00	0.00	N/A	01/06/32	--	4,100,000.00	4,100,000.00	12/06/23
55	30320755	IN	La Crosse	WI	Actual/360	3.336%	11,398.00	0.00	0.00	N/A	01/06/32	--	4,100,000.00	4,100,000.00	12/06/23
56	30320756	RT	Dubuque	IA	Actual/360	4.480%	14,000.00	0.00	0.00	N/A	01/06/32	--	3,750,000.00	3,750,000.00	12/06/23
57	30508369	OF	Santa Rosa Beach	FL	Actual/360	3.762%	9,494.76	5,034.72	0.00	N/A	01/06/32	--	3,028,630.41	3,023,595.69	12/06/23
Totals							2,719,021.00	606,469.59	0.00				914,869,821.65	914,263,352.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A3	21,179,444.00	37,334,810.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	21,179,444.00	37,334,810.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	20,239,014.87	19,681,830.83	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	18,238,033.33	18,008,750.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	18,238,033.33	18,008,750.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,297,819.90	3,831,259.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,749,946.07	1,829,742.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-1	36,498,846.00	38,064,150.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,314,205.80	5,449,778.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,484,485.68	2,883,679.29	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	3,690,380.41	4,030,667.38	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	3,690,380.41	4,030,667.38	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,459,801.13	2,877,446.87	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,637,853.61	2,705,675.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,312,222.22	1,371,755.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	3,368,556.92	3,370,572.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,139,493.16	3,482,722.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,533,536.83	1,848,027.72	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,510,148.67	1,543,260.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,725,230.70	4,919,661.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	931,497.64	1,127,041.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,967,435.03	2,243,933.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,546,887.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	819,148.27	849,517.31	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,174,881.75	1,294,070.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,597,516.15	1,239,051.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,674,072.73	1,573,608.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,125,200.00	1,158,270.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	2,908.36	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,950,228.32	1,501,901.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	645,933.00	588,287.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	948,931.93	956,731.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	867,857.32	915,078.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	799,427.41	788,086.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(190,952.32)	535,349.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	866,119.82	851,702.69	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	682,395.98	688,234.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	628,135.13	579,345.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	703,822.62	767,575.08	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	600,758.66	0.00	--	--	--	0.00	0.00	0.00	0.00	1,157.15	0.00
37	1,222,608.46	2,995,928.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	691,091.01	709,212.31	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	736,073.08	805,550.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	401,956.01	518,508.97	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,241,260.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	525,682.30	489,331.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	601,646.30	606,999.36	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	399,202.80	421,126.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	473,791.44	443,212.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	426,609.00	413,884.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	477,425.99	481,107.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	515,007.40	461,641.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	434,979.00	412,605.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	416,079.96	407,366.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	470,244.96	471,699.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	373,205.07	367,320.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	349,380.00	353,020.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	436,643.64	433,343.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	506,800.80	425,719.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	341,724.98	358,789.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	341,552.91	344,297.69	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	207,662,252.47	243,733,357.19				0.00	0.00	0.00	0.00	4,065.51	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.566284%	3.551302%	88
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.566437%	3.551456%	89
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.566579%	3.551599%	90
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.566730%	3.551752%	91
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.566871%	3.551894%	92
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567011%	3.552035%	93
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567160%	3.552186%	94
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567298%	3.552326%	95
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567446%	3.552475%	96
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567583%	3.552614%	97
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567751%	3.552782%	98
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567886%	3.552919%	99
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		21,700,000	21,700,000		0	0
37 - 48 Months		5,550,000	5,550,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		887,013,352	887,013,352		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	914,263,352	914,263,352	0	0	0	0
Nov-23	914,869,822	914,869,822	0	0	0	0
Oct-23	915,444,560	915,444,560	0	0	0	0
Sep-23	916,047,306	916,047,306	0	0	0	0
Aug-23	916,618,209	916,618,209	0	0	0	0
Jul-23	917,187,255	917,187,255	0	0	0	0
Jun-23	917,784,508	917,784,508	0	0	0	0
May-23	918,349,755	918,349,755	0	0	0	0
Apr-23	918,943,345	918,943,345	0	0	0	0
Mar-23	919,504,817	919,504,817	0	0	0	0
Feb-23	920,155,393	920,155,393	0	0	0	0
Jan-23	920,712,915	920,712,915	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	71.11	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	72.86	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	26.47	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	170.44	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			170.44

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Supplemental Notes
None

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